CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2025
CONVERTIBLE SENIOR NOTES
Schedule of carrying amount of the Notes

December 31,
2025
RMB
Principal	2,639,874
Less: unamortized discount and debt issuance cost based on imputed interest rate of 1.14%	(37,531)
Net carrying amount	2,602,343